Average Annual Total Returns - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund	Oct. 29, 2022
Fidelity Balanced Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	18.41%
Past 5 years	15.12%
Past 10 years	12.62%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0408
Average Annual Return:
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%